Consolidated Statements of Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 1,039,573	$ 142,420	¥ 1,951,695	¥ 1,480,009
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	132,248	18,118	20,414	(274,791)
Comprehensive income	1,171,821	160,538	1,972,109	1,205,218
Less: comprehensive income attributed to the non-controlling interest	5,111	700	357	10,556
Comprehensive income attributable to Hello Group Inc.	¥ 1,166,710	$ 159,838	¥ 1,971,752	¥ 1,194,662